Acquisitions - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Details) - NCDC [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Current assets (including cash acquired of $2,119)	$ 3,786
Goodwill	3,258
Customer relationships	4,359
Other long-term assets	2,280
Total assets acquired	13,683
Current liabilities	918
Deferred revenues	122
Deferred tax liabilities	828
Other long-term liabilities	202
Total liabilities acquired	2,070
Net assets acquired	$ 11,613